Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28 (Call 07/01/28)(a)	$2,041	$2,020,357

Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	4,145	3,887,972
3.25%, 03/01/28 (Call 12/01/27)	1,245	1,162,355
3.45%, 11/01/28 (Call 08/01/28)	1,221	1,144,034
General Dynamics Corp., 3.75%, 05/15/28
(Call 02/15/28)	4,072	3,973,916
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)(a)	1,625	1,654,369
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	460	484,407
L3Harris Technologies Inc., 4.40%, 06/15/28
(Call 03/15/28)	6,536	6,452,828
Lockheed Martin Corp., 4.45%, 05/15/28
(Call 04/15/28)(a)	2,145	2,146,582
Northrop Grumman Corp., 3.25%, 01/15/28
(Call 10/15/27)	6,891	6,567,039
RTX Corp., 4.13%, 11/16/28 (Call 08/16/28)	9,567	9,323,897
		36,797,399
Agriculture — 1.2%
Altria Group Inc., 6.20%, 11/01/28 (Call 10/01/28)(a)	2,050	2,160,705
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	6,073	5,450,202
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)	3,661	3,577,368
Philip Morris International Inc.
3.13%, 03/02/28 (Call 12/02/27)(a)	1,464	1,380,140
4.88%, 02/15/28 (Call 01/15/28)	5,155	5,191,634
5.25%, 09/07/28 (Call 08/07/28)(a)	2,010	2,059,106
		19,819,155
Airlines — 0.4%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	952	889,324
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	969	884,355
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	934	842,019
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	1,677	1,498,172
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	1,343	1,226,062
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	1,482	1,328,363
		6,668,295
Alternate Investments — 0.1%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28
(Call 10/14/28)(b)	885	944,995

Apparel — 0.2%
Tapestry Inc., 7.35%, 11/27/28 (Call 10/27/28)	3,685	3,864,252

Auto Manufacturers — 3.4%
American Honda Finance Corp.
2.00%, 03/24/28	2,578	2,338,695
3.50%, 02/15/28	1,410	1,359,747
4.70%, 01/12/28(a)	1,405	1,419,187
5.13%, 07/07/28	2,620	2,677,433
5.65%, 11/15/28	2,525	2,638,474
Ford Motor Co., 6.63%, 10/01/28(a)	1,320	1,390,059
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)(a)	2,510	2,258,707
6.80%, 05/12/28 (Call 04/12/28)(a)	5,105	5,299,574
6.80%, 11/07/28 (Call 10/07/28)	5,160	5,387,599

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co., 5.00%, 10/01/28
(Call 07/01/28)(a)	$2,389	$2,399,567
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	3,563	3,201,866
2.40%, 10/15/28 (Call 08/15/28)	3,328	2,958,116
3.85%, 01/05/28 (Call 10/05/27)	1,632	1,561,897
5.80%, 06/23/28 (Call 05/23/28)	4,335	4,448,628
6.00%, 01/09/28 (Call 12/09/27)	3,158	3,260,214
PACCAR Financial Corp.
4.60%, 01/10/28	528	532,033
4.95%, 08/10/28(a)	755	773,520
Toyota Motor Corp.
3.67%, 07/20/28(a)	809	794,779
5.12%, 07/13/28 (Call 06/13/28)(a)	1,400	1,448,162
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	2,078	1,882,484
3.05%, 01/11/28	1,706	1,625,856
4.63%, 01/12/28	2,985	3,008,786
5.25%, 09/11/28	2,590	2,664,376
		55,329,759
Banks — 12.9%
Banco Santander SA
3.80%, 02/23/28	3,511	3,334,091
4.38%, 04/12/28	4,130	3,992,106
5.59%, 08/08/28	4,960	5,047,042
6.61%, 11/07/28	4,305	4,572,383
Bank of Montreal
5.20%, 02/01/28 (Call 01/01/28)	4,111	4,175,907
5.72%, 09/25/28 (Call 08/25/28)	4,010	4,161,245
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	1,375	1,218,033
3.00%, 10/30/28 (Call 07/30/28)	1,504	1,401,145
3.40%, 01/29/28 (Call 10/29/27)(a)	2,909	2,783,071
3.85%, 04/28/28(a)	3,679	3,585,931
Bank of Nova Scotia (The), 5.25%, 06/12/28	3,190	3,249,153
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	4,570	4,444,284
4.84%, 05/09/28 (Call 05/07/27)	6,740	6,554,183
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (Call 03/28/28)	3,930	3,957,491
5.99%, 10/03/28 (Call 09/03/28)	2,430	2,542,957
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)(a)	8,290	8,637,169
Citigroup Inc.
4.13%, 07/25/28	7,871	7,598,990
6.63%, 01/15/28(a)	960	1,032,156
Credit Suisse AG/New York NY, 7.50%, 02/15/28	8,539	9,332,591
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	3,254	3,113,158
Fifth Third Bancorp., 3.95%, 03/14/28
(Call 02/14/28)	2,214	2,133,818
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	1,555	1,587,861
ING Groep NV, 4.55%, 10/02/28	4,425	4,363,218
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	730	752,949
KeyCorp, 4.10%, 04/30/28(a)	2,328	2,217,120
Lloyds Banking Group PLC
4.38%, 03/22/28	5,305	5,176,490
4.55%, 08/16/28	4,320	4,242,387
Manufacturers & Traders Trust Co., 4.70%, 01/27/28
(Call 12/28/27)	3,505	3,438,382
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	4,256	4,141,188
4.05%, 09/11/28(a)	3,063	3,003,411

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 4.02%, 03/05/28	$4,407	$4,270,860
Morgan Stanley, 3.59%, 07/22/28 (Call 07/22/27)(c)	9,930	9,497,418
National Australia Bank Ltd./New York
4.90%, 06/13/28	3,990	4,033,950
4.94%, 01/12/28	3,405	3,448,216
Northern Trust Corp., 3.65%, 08/03/28
(Call 05/03/28)(a)	1,697	1,645,272
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	2,960	2,789,207
4.05%, 07/26/28	3,745	3,608,316
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	2,210	1,901,261
Royal Bank of Canada
4.90%, 01/12/28(a)	2,915	2,942,705
5.20%, 08/01/28	3,775	3,845,150
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	6,851	6,021,326
3.54%, 01/17/28	2,381	2,270,384
3.94%, 07/19/28	2,176	2,104,267
4.31%, 10/16/28(a)	1,880	1,864,016
5.52%, 01/13/28(a)	6,063	6,201,469
5.72%, 09/14/28(a)	3,775	3,898,721
5.80%, 07/13/28(a)	2,535	2,623,294
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	1,155	1,130,048
Toronto-Dominion Bank (The)
5.16%, 01/10/28	4,573	4,635,531
5.52%, 07/17/28	4,600	4,732,111
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/26/28)	3,218	3,109,975
UBS AG, 5.65%, 09/11/28	5,620	5,808,868
Westpac Banking Corp.
1.95%, 11/20/28	4,143	3,668,930
3.40%, 01/25/28	3,151	3,020,035
5.54%, 11/17/28(a)	3,985	4,141,058
		209,002,298
Beverages — 1.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%,
04/13/28 (Call 01/13/28)	8,631	8,482,978
Coca-Cola Co. (The)
1.00%, 03/15/28	4,224	3,720,687
1.50%, 03/05/28	2,472	2,224,658
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)(a)	2,609	2,500,098
4.65%, 11/15/28 (Call 08/15/28)	1,895	1,887,490
Diageo Capital PLC, 3.88%, 05/18/28
(Call 02/18/28)	1,505	1,472,708
Keurig Dr Pepper Inc., 4.60%, 05/25/28
(Call 02/25/28)(a)	3,895	3,891,837
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	3,677	3,585,162
4.45%, 05/15/28 (Call 04/15/28)(a)	1,220	1,238,340
		29,003,958
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	4,780	4,219,321
5.15%, 03/02/28 (Call 02/02/28)	11,610	11,826,919
		16,046,240
Building Materials — 0.4%
Lennox International Inc., 5.50%, 09/15/28
(Call 08/15/28)	1,215	1,245,486
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	2,315	2,040,225

Security	Par (000)	Value

Building Materials (continued)
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)(a)	$1,230	$1,273,874
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28 (Call 05/21/28)(a)	1,992	1,932,208
		6,491,793
Chemicals — 1.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28
(Call 10/15/28)(a)	3,575	3,723,728
Dow Chemical Co. (The), 4.80%, 11/30/28
(Call 08/30/28)(a)	2,470	2,486,074
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)	7,304	7,365,846
Eastman Chemical Co., 4.50%, 12/01/28
(Call 09/01/28)	2,169	2,129,786
Ecolab Inc., 5.25%, 01/15/28 (Call 12/15/27)	1,835	1,886,988
International Flavors & Fragrances Inc., 4.45%,
09/26/28 (Call 06/26/28)	625	607,658
Mosaic Co. (The), 5.38%, 11/15/28
(Call 10/15/28)(a)	525	534,911
Nutrien Ltd., 4.90%, 03/27/28 (Call 02/27/28)(a)	3,190	3,204,637
PPG Industries Inc., 3.75%, 03/15/28
(Call 12/15/27)	2,832	2,738,511
		24,678,139
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28
(Call 03/15/28)	3,967	3,578,065
Block Financial LLC, 2.50%, 07/15/28
(Call 05/15/28)	2,175	1,951,746
Equifax Inc., 5.10%, 06/01/28 (Call 05/01/28)(a)	2,610	2,638,860
Global Payments Inc., 4.45%, 06/01/28
(Call 03/01/28)	1,398	1,363,393
Moody's Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	1,870	1,787,038
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)(a)	2,120	2,148,458
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(b)	1,250	1,317,466
		14,785,026
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)(a)	6,854	6,098,276
1.40%, 08/05/28 (Call 06/05/28)	5,855	5,191,000
4.00%, 05/10/28 (Call 04/10/28)(a)	3,840	3,817,333
Dell Inc., 7.10%, 04/15/28	1,035	1,121,652
Dell International LLC/EMC Corp., 5.25%, 02/01/28
(Call 01/01/28)(a)	3,640	3,717,010
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)(a)	2,247	1,962,465
Hewlett Packard Enterprise Co., 5.25%, 07/01/28
(Call 06/01/28)(a)	2,375	2,413,174
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	3,524	3,522,631
International Business Machines Corp.
4.50%, 02/06/28 (Call 01/06/28)	3,530	3,533,759
6.50%, 01/15/28	957	1,023,397
Kyndryl Holdings Inc., 2.70%, 10/15/28
(Call 08/15/28)	1,687	1,482,087
		33,882,784
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28
(Call 02/01/28)(a)	850	867,852
Estee Lauder Companies Inc. (The), 4.38%,
05/15/28 (Call 04/15/28)(a)	2,835	2,826,450

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Kenvue Inc., 5.05%, 03/22/28 (Call 02/22/28)	$3,465	$3,545,736
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	1,510	1,504,585
Unilever Capital Corp.
3.50%, 03/22/28 (Call 12/22/27)	4,197	4,062,503
4.88%, 09/08/28 (Call 08/08/28)	2,105	2,152,428
		14,959,554
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	2,230	2,276,091

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)(a)	12,810	11,601,854
3.88%, 01/23/28 (Call 10/23/27)(a)	2,124	2,018,865
5.75%, 06/06/28 (Call 05/06/28)(a)	3,475	3,543,089
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	1,724	1,510,880
4.63%, 10/01/28 (Call 07/01/28)(a)	2,289	2,243,765
5.30%, 02/01/28 (Call 01/01/28)(a)	2,260	2,276,111
Ally Financial Inc., 2.20%, 11/02/28
(Call 09/02/28)(a)	2,700	2,314,312
Ameriprise Financial Inc., 5.70%, 12/15/28
(Call 11/15/28)(a)	1,565	1,638,720
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	965	1,020,437
Blue Owl Credit Income Corp., 7.95%, 06/13/28
(Call 05/13/28)(b)	2,007	2,104,475
Brookfield Finance Inc., 3.90%, 01/25/28
(Call 10/25/27)	3,923	3,795,935
Capital One Financial Corp., 3.80%, 01/31/28
(Call 12/31/27)	5,186	4,947,643
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)(a)	4,594	4,107,260
3.20%, 01/25/28 (Call 10/25/27)(a)	2,413	2,277,469
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	2,079	2,028,807
Intercontinental Exchange Inc., 3.75%, 09/21/28
(Call 06/21/28)(a)	2,006	1,942,775
Jefferies Financial Group Inc., 5.88%, 07/21/28
(Call 06/21/28)(a)	3,770	3,898,453
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	1,576	1,528,080
LPL Holdings Inc., 6.75%, 11/17/28
(Call 10/17/28)(a)	2,305	2,435,193
Mastercard Inc.
3.50%, 02/26/28 (Call 11/26/27)	1,734	1,686,476
4.88%, 03/09/28 (Call 02/09/28)(a)	1,467	1,508,277
Nasdaq Inc., 5.35%, 06/28/28 (Call 05/28/28)	3,985	4,083,902
Nomura Holdings Inc.
2.17%, 07/14/28(a)	3,653	3,214,438
5.84%, 01/18/28(a)	1,125	1,151,519
6.07%, 07/12/28	3,250	3,362,654
		72,241,389
Electric — 8.7%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)	1,583	1,528,862
AES Corp. (The), 5.45%, 06/01/28 (Call 05/01/28)	3,510	3,555,538
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	1,696	1,503,325
Ameren Illinois Co., 3.80%, 05/15/28
(Call 02/15/28)	1,483	1,445,945
American Electric Power Co. Inc., Series J, 4.30%,
12/01/28 (Call 09/01/28)	2,453	2,396,795
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)(a)	1,214	1,184,745

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 3.25%, 04/15/28
(Call 01/15/28)	$2,788	$2,643,303
Black Hills Corp., 5.95%, 03/15/28 (Call 02/15/28)(a)	1,200	1,244,468
CenterPoint Energy Houston Electric LLC, 5.20%,
10/01/28 (Call 09/01/28)	440	450,908
Commonwealth Edison Co., 3.70%, 08/15/28
(Call 05/15/28)	1,850	1,787,316
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	1,301	1,255,985
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,680	1,638,176
Constellation Energy Generation LLC, 5.60%,
03/01/28 (Call 02/01/28)	3,070	3,157,827
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	921	891,566
4.65%, 03/01/28 (Call 01/01/28)(a)	1,187	1,192,049
Dominion Energy Inc., 4.25%, 06/01/28
(Call 03/01/28)(a)	1,768	1,729,773
DTE Electric Co., Series A, 1.90%, 04/01/28
(Call 02/01/28)	2,126	1,930,163
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)(a)	2,975	2,980,153
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	2,394	2,346,788
Series A, 6.00%, 12/01/28(a)	555	585,311
Duke Energy Corp., 4.30%, 03/15/28
(Call 02/15/28)	3,735	3,664,758
Duke Energy Florida LLC, 3.80%, 07/15/28
(Call 04/15/28)	1,647	1,601,596
Duke Energy Progress LLC, 3.70%, 09/01/28
(Call 06/01/28)(a)	1,667	1,611,170
Edison International
4.13%, 03/15/28 (Call 12/15/27)	1,576	1,525,566
5.25%, 11/15/28 (Call 10/15/28)	2,310	2,330,600
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,536	2,504,678
Entergy Arkansas LLC, 4.00%, 06/01/28
(Call 03/01/28)	1,212	1,175,160
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)(a)	2,396	2,128,217
Entergy Louisiana LLC, 3.25%, 04/01/28
(Call 01/01/28)	1,571	1,481,678
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)	1,530	1,419,330
Eversource Energy
5.45%, 03/01/28 (Call 02/01/28)(a)	5,255	5,350,850
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,225	1,151,991
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	3,930	3,985,801
Florida Power & Light Co.
4.40%, 05/15/28 (Call 03/15/28)(a)	2,240	2,245,457
5.05%, 04/01/28 (Call 03/01/28)(a)	3,085	3,155,238
Georgia Power Co., 4.65%, 05/16/28
(Call 03/16/28)	3,000	3,003,811
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	896	866,614
Interstate Power & Light Co., 4.10%, 09/26/28
(Call 06/26/28)(a)	2,210	2,146,479
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)(a)	900	872,433
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	1,935	1,992,011
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	2,074	1,989,408
3.90%, 11/01/28 (Call 08/01/28)	1,558	1,516,124
4.80%, 03/15/28 (Call 02/15/28)	1,982	2,005,914
5.05%, 09/15/28 (Call 08/15/28)	1,360	1,386,733

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	$4,775	$4,230,729
4.90%, 02/28/28 (Call 01/28/28)	3,865	3,883,970
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)(a)	1,436	1,400,577
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	2,345	2,273,556
4.30%, 05/15/28 (Call 04/15/28)(a)	1,270	1,252,969
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	2,897	2,655,617
3.75%, 07/01/28	2,887	2,717,415
4.65%, 08/01/28 (Call 05/01/28)(a)	1,188	1,146,173
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	1,275	1,234,426
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	1,350	1,304,760
3.70%, 05/01/28 (Call 02/01/28)(a)	1,105	1,070,338
Public Service Enterprise Group Inc., 5.88%,
10/15/28 (Call 09/15/28)	2,015	2,108,475
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,887	1,688,570
San Diego Gas & Electric Co., 4.95%, 08/15/28
(Call 07/15/28)(a)	2,120	2,150,396
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	4,090	3,895,734
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	2,550	2,613,944
5.65%, 10/01/28 (Call 09/01/28)	1,265	1,316,024
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,336	1,279,075
Southern Co. (The)
4.85%, 06/15/28 (Call 04/15/28)	2,840	2,856,206
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,320	1,177,682
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28 (Call 06/15/28)	2,253	2,185,707
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	960	972,920
Virginia Electric & Power Co., Series A, 3.80%,
04/01/28 (Call 01/01/28)	2,352	2,283,249
WEC Energy Group Inc.
2.20%, 12/15/28 (Call 10/15/28)	1,959	1,746,191
4.75%, 01/15/28 (Call 12/15/27)	2,085	2,083,475
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)(a)	500	445,024
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	2,390	2,324,240
		140,858,055
Electronics — 0.9%
Arrow Electronics Inc., 3.88%, 01/12/28
(Call 10/12/27)	1,831	1,744,213
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)(a)	1,458	1,509,447
Flex Ltd., 6.00%, 01/15/28 (Call 12/15/27)(a)	1,090	1,121,231
Honeywell International Inc., 4.95%, 02/15/28
(Call 01/15/28)(a)	2,315	2,372,779
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,345	1,287,436
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	2,184	2,085,918
TD SYNNEX Corp., 2.38%, 08/09/28
(Call 06/09/28)	1,605	1,407,127
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,264	2,269,577
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	1,708	1,503,273
		15,301,001
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28
(Call 07/18/28)(a)	1,405	1,467,786

Security	Par (000)	Value

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28
(Call 02/15/28)	$2,963	$2,896,491
Veralto Corp., 5.35%, 09/18/28 (Call 08/18/28)(b)	2,740	2,793,890
Waste Connections Inc., 4.25%, 12/01/28
(Call 09/01/28)	1,713	1,691,725
Waste Management Inc., 1.15%, 03/15/28
(Call 01/15/28)	2,672	2,342,226
		9,724,332
Equity Funds — 0.1%
Ares Management Corp., 6.38%, 11/10/28
(Call 10/10/28)	1,370	1,446,775

Food — 1.8%
Campbell Soup Co., 4.15%, 03/15/28
(Call 12/15/27)(a)	3,538	3,461,157
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	4,872	4,853,725
7.00%, 10/01/28(a)	1,207	1,300,045
General Mills Inc.
4.20%, 04/17/28 (Call 01/17/28)	4,732	4,663,143
5.50%, 10/17/28 (Call 09/17/28)	1,865	1,925,170
Hershey Co. (The), 4.25%, 05/04/28 (Call 04/04/28)	1,285	1,281,406
Hormel Foods Corp., 1.70%, 06/03/28
(Call 04/03/28)	2,780	2,483,017
J M Smucker Co. (The), 5.90%, 11/15/28
(Call 10/15/28)(a)	3,135	3,278,459
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 5.13%, 02/01/28 (Call 01/01/28)	2,842	2,816,240
Kellanova, 4.30%, 05/15/28 (Call 02/15/28)	2,132	2,102,838
Mondelez International Inc., 4.13%, 05/07/28
(Call 02/07/28)(a)	660	651,741
		28,816,941
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28
(Call 07/15/28)(a)	1,540	1,344,647
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	995	973,437
5.25%, 03/01/28 (Call 02/01/28)	3,110	3,181,723
National Fuel Gas Co., 4.75%, 09/01/28
(Call 06/01/28)	782	762,136
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)(a)	3,640	3,713,980
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(a)	828	789,798
5.45%, 03/23/28 (Call 02/23/28)	950	969,588
		10,390,662
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	741	724,273
Regal Rexnord Corp., 6.05%, 04/15/28
(Call 03/15/28)(b)	4,405	4,466,581
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	1,946	1,901,032
6.00%, 03/06/28 (Call 02/06/28)(a)	1,565	1,639,439
		8,731,325
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28
(Call 11/30/27)	2,370	2,111,330
Baxter International Inc., 2.27%, 12/01/28
(Call 10/01/28)	4,780	4,259,763

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp., 4.00%, 03/01/28
(Call 12/01/27)(a)	$1,845	$1,800,228
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,987	1,954,827
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)(a)	4,020	3,991,247
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,820	1,584,785
Stryker Corp.
3.65%, 03/07/28 (Call 12/07/27)(a)	2,030	1,958,067
4.85%, 12/08/28 (Call 11/08/28)	1,995	2,015,063
Thermo Fisher Scientific Inc., 1.75%, 10/15/28
(Call 08/15/28)(a)	3,415	3,040,573
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28
(Call 11/01/28)(a)	2,210	2,275,529
		24,991,412
Health Care - Services — 2.4%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)	515	500,077
Bon Secours Mercy Health Inc., Series 2018,
4.30%, 07/01/28 (Call 01/01/28)	653	643,326
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	7,080	6,313,593
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	854	842,313
Elevance Health Inc., 4.10%, 03/01/28
(Call 12/01/27)	4,766	4,673,675
HCA Inc.
5.20%, 06/01/28 (Call 05/01/28)(a)	3,635	3,666,775
5.63%, 09/01/28 (Call 03/01/28)	5,150	5,246,227
Humana Inc.
5.75%, 03/01/28 (Call 02/01/28)	1,895	1,955,891
5.75%, 12/01/28 (Call 11/01/28)(a)	1,645	1,704,433
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(b)	2,585	2,635,066
SSM Health Care Corp., 4.89%, 06/01/28
(Call 03/01/28)	380	383,774
Sutter Health, Series 2018, 3.70%, 08/15/28
(Call 05/15/28)	455	436,800
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	3,556	3,475,655
3.88%, 12/15/28(a)	2,982	2,904,279
5.25%, 02/15/28 (Call 01/15/28)(a)	3,450	3,560,345
		38,942,229
Holding Companies - Diversified — 0.9%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	4,387	3,892,424
Blackstone Private Credit Fund, 7.30%, 11/27/28
(Call 10/27/28)(a)(b)	1,850	1,929,654
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)	2,368	2,074,616
Blue Owl Capital Corp., 2.88%, 06/11/28
(Call 04/11/28)	3,125	2,771,942
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)	2,775	2,440,147
Golub Capital BDC Inc., 7.05%, 12/05/28
(Call 11/05/28)	820	850,547
Prospect Capital Corp., 3.44%, 10/15/28
(Call 08/15/28)	1,186	1,019,977
		14,979,307
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)(a)	1,835	1,781,798

Security	Par (000)	Value

Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28
(Call 09/06/28)	$2,353	$2,371,888
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	1,954	1,896,908
Kimberly-Clark Corp., 3.95%, 11/01/28
(Call 08/01/28)	1,535	1,514,053
		5,782,849
Insurance — 2.0%
American International Group Inc., 4.20%, 04/01/28
(Call 01/01/28)	1,376	1,349,011
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	1,341	1,328,725
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	1,435	1,412,988
Assured Guaranty U.S. Holdings Inc., 6.13%,
09/15/28 (Call 08/15/28)(a)	1,090	1,141,356
Athene Holding Ltd., 4.13%, 01/12/28
(Call 10/12/27)	3,646	3,515,222
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,183	1,285,643
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,205	5,065,760
7.00%, 04/01/28(a)	1,081	1,154,391
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)	1,485	1,540,901
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	2,042	2,023,686
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	1,651	1,606,618
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	2,229	2,207,701
Horace Mann Educators Corp., 7.25%, 09/15/28
(Call 08/15/28)(a)	1,085	1,178,020
Lincoln National Corp., 3.80%, 03/01/28
(Call 12/01/27)(a)	1,149	1,105,040
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)(a)	2,095	2,039,720
Prudential Financial Inc., 3.88%, 03/27/28
(Call 12/27/27)	1,855	1,804,954
Willis North America Inc., 4.50%, 09/15/28
(Call 06/15/28)	2,395	2,342,656
		32,102,392
Internet — 2.0%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	7,650	6,883,045
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)(a)	540	531,083
4.88%, 11/14/28 (Call 08/14/28)	920	922,753
Booking Holdings Inc., 3.55%, 03/15/28
(Call 12/15/27)	1,704	1,644,503
Expedia Group Inc., 3.80%, 02/15/28
(Call 11/15/27)	4,007	3,840,132
Meta Platforms Inc., 4.60%, 05/15/28
(Call 04/15/28)	6,350	6,413,521
Netflix Inc.
4.88%, 04/15/28(a)	5,745	5,791,296
5.88%, 11/15/28	6,570	6,923,224
		32,949,557
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	2,065	2,021,203

Lodging — 0.8%
Hyatt Hotels Corp., 4.38%, 09/15/28
(Call 06/15/28)(a)	1,878	1,827,173
Marriott International Inc./MD
5.55%, 10/15/28 (Call 09/15/28)	2,580	2,656,739

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	$968	$962,080
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,771	1,718,512
Sands China Ltd., 5.65%, 08/08/28 (Call 05/08/28)	5,505	5,419,246
		12,583,750
Machinery — 1.6%
ABB Finance USA Inc., 3.80%, 04/03/28
(Call 01/03/28)(a)	414	407,249
CNH Industrial Capital LLC, 4.55%, 04/10/28
(Call 03/10/28)	2,494	2,472,203
John Deere Capital Corp.
1.50%, 03/06/28(a)	1,716	1,528,345
3.05%, 01/06/28	1,031	980,814
4.75%, 01/20/28(a)	3,920	3,972,603
4.90%, 03/03/28(a)	790	803,288
4.95%, 07/14/28(a)	3,670	3,750,345
nVent Finance Sarl, 4.55%, 04/15/28
(Call 01/15/28)	1,511	1,470,385
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(a)	1,479	1,457,282
Otis Worldwide Corp., 5.25%, 08/16/28
(Call 07/16/28)	3,265	3,339,085
Westinghouse Air Brake Technologies Corp., 4.70%,
09/15/28 (Call 06/15/28)	4,573	4,530,109
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)(a)	1,918	1,735,318
		26,447,026
Machinery - Diversified — 0.2%
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	1,640	1,680,262
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	970	1,000,125
		2,680,387
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	2,114	2,017,257
Eaton Corp., 4.35%, 05/18/28 (Call 04/18/28)	2,365	2,355,255
Teledyne Technologies Inc., 2.25%, 04/01/28
(Call 02/01/28)	2,566	2,320,166
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	1,165	1,101,776
		7,794,454
Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	3,271	3,086,621
4.20%, 03/15/28 (Call 12/15/27)	4,615	4,435,683
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	5,508	5,232,744
3.55%, 05/01/28 (Call 02/01/28)	3,304	3,180,948
4.15%, 10/15/28 (Call 07/15/28)	12,234	12,051,498
Discovery Communications LLC, 3.95%, 03/20/28
(Call 12/20/27)(a)	6,127	5,855,128
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)(a)	1,298	1,192,664
3.70%, 06/01/28 (Call 03/01/28)	1,273	1,180,223
TCI Communications Inc., 7.13%, 02/15/28	1,059	1,149,907
Walt Disney Co. (The), 2.20%, 01/13/28(a)	4,809	4,445,218
		41,810,634
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,323	1,296,784

Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28
(Call 09/01/28)(a)	2,656	2,393,447

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	$3,020	$3,045,502
5.10%, 09/08/28 (Call 08/08/28)	2,715	2,778,644
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	1,840	1,768,266
4.38%, 08/01/28 (Call 01/29/24)(a)	1,557	1,502,397
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	2,530	2,783,415
		14,271,671
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	1,965	1,798,214
4.25%, 04/01/28 (Call 10/01/24)(a)	2,227	2,135,518
		3,933,732
Oil & Gas — 2.8%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)	1,020	963,740
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	3,332	3,250,698
4.23%, 11/06/28 (Call 08/06/28)(a)	5,921	5,856,151
BP Capital Markets PLC, 3.72%, 11/28/28
(Call 08/28/28)	2,575	2,486,179
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	2,068	2,041,068
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	3,682	3,574,493
Devon Energy Corp., 5.88%, 06/15/28
(Call 06/15/24)(a)	1,084	1,093,265
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)(a)	1,845	1,877,481
HF Sinclair Corp., 5.00%, 02/01/28
(Call 04/15/24)(b)	1,720	1,669,397
Marathon Petroleum Corp., 3.80%, 04/01/28
(Call 01/01/28)(a)	1,512	1,454,434
Occidental Petroleum Corp., 6.38%, 09/01/28
(Call 03/01/28)(a)	2,405	2,527,379
Ovintiv Inc., 5.65%, 05/15/28 (Call 04/15/28)(a)	2,680	2,727,263
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)	1,360	1,279,595
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	2,910	2,834,538
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	1,284	1,238,149
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/23/28)	5,575	5,464,373
TotalEnergies Capital SA, 3.88%, 10/11/28	3,671	3,586,365
Valero Energy Corp., 4.35%, 06/01/28
(Call 03/01/28)(a)	1,961	1,937,026
		45,861,594
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.50%, 05/15/28
(Call 04/15/28)	1,030	1,031,584

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28
(Call 02/15/28)	1,577	1,548,738
Berry Global Inc., 5.50%, 04/15/28
(Call 03/15/28)(b)	1,800	1,817,285
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	1,788	1,716,115
4.00%, 03/15/28 (Call 12/15/27)	2,261	2,181,613
		7,263,751
Pharmaceuticals — 6.3%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)(a)	6,290	6,253,825
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)(a)	4,664	4,178,725

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 03/03/28 (Call 02/03/28)	$4,126	$4,193,778
Becton Dickinson and Co., 4.69%, 02/13/28
(Call 01/13/28)(a)	3,491	3,493,019
Bristol-Myers Squibb Co., 3.90%, 02/20/28
(Call 11/20/27)(a)	5,812	5,705,302
Cigna Group (The), 4.38%, 10/15/28 (Call 07/15/28)	12,135	11,968,935
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	15,998	15,726,199
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	6,286	6,186,551
Johnson & Johnson, 2.90%, 01/15/28
(Call 10/15/27)(a)	5,306	5,073,394
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	1,076	1,056,264
4.90%, 07/15/28 (Call 06/15/28)	1,384	1,403,139
Merck & Co. Inc.
1.90%, 12/10/28 (Call 10/10/28)(a)	3,962	3,553,123
4.05%, 05/17/28 (Call 04/17/28)(a)	1,280	1,273,034
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	1,578	1,677,284
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,038	2,964,940
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	2,640	2,563,188
Pfizer Investment Enterprises Pte Ltd., 4.45%,
05/19/28 (Call 04/19/28)(a)	11,315	11,286,429
Pharmacia LLC, 6.60%, 12/01/28	2,300	2,498,462
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	2,853	2,793,644
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	5,992	6,075,817
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	2,031	1,982,604
		101,907,656
Pipelines — 3.7%
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	5,655	5,477,242
Enbridge Inc., 6.00%, 11/15/28 (Call 10/15/28)(a)	1,740	1,825,227
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	2,825	2,814,858
4.95%, 06/15/28 (Call 03/15/28)	3,129	3,121,321
5.55%, 02/15/28 (Call 01/15/28)	3,075	3,133,411
6.10%, 12/01/28 (Call 11/01/28)	1,800	1,889,455
Enterprise Products Operating LLC, 4.15%,
10/16/28 (Call 07/16/28)(a)	4,190	4,120,525
Kinder Morgan Inc., 4.30%, 03/01/28
(Call 12/01/27)(a)	4,917	4,816,003
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	4,494	4,351,619
ONEOK Inc.
4.55%, 07/15/28 (Call 04/15/28)	2,373	2,344,028
5.65%, 11/01/28 (Call 10/01/28)	2,570	2,650,021
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28
(Call 09/15/27)(a)	5,100	4,988,523
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.00%, 01/15/28
(Call 01/15/25)	2,930	2,893,399
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	1,353	1,463,928
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	5,291	5,161,189
Transcontinental Gas Pipe Line Co. LLC, 4.00%,
03/15/28 (Call 12/15/27)(a)	1,130	1,098,578
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)(a)	1,678	1,654,391
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	1,340	1,302,312
4.75%, 08/15/28 (Call 05/15/28)(a)	1,200	1,176,624

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 5.30%, 08/15/28
(Call 07/15/28)	$3,230	$3,293,145
		59,575,799
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	1,105	1,171,433
Realty Income Corp., 2.10%, 03/15/28
(Call 01/15/28)	1,250	1,123,133
		2,294,566
Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	1,332	1,167,299
Alexandria Real Estate Equities Inc., 3.95%,
01/15/28 (Call 10/15/27)	1,800	1,731,812
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	1,902	1,850,995
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	2,079	1,823,909
3.60%, 01/15/28 (Call 10/15/27)	2,176	2,077,339
5.25%, 07/15/28 (Call 06/15/28)	2,810	2,847,841
5.50%, 03/15/28 (Call 02/15/28)(a)	1,515	1,547,540
5.80%, 11/15/28 (Call 10/15/28)(a)	3,215	3,331,437
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	890	785,195
3.20%, 01/15/28 (Call 10/15/27)	1,762	1,668,138
Boston Properties LP, 4.50%, 12/01/28
(Call 09/01/28)	3,729	3,560,592
Brixmor Operating Partnership LP, 2.25%, 04/01/28
(Call 02/01/28)	1,389	1,245,042
Camden Property Trust, 4.10%, 10/15/28
(Call 07/15/28)(a)	1,412	1,372,125
Crown Castle Inc.
3.80%, 02/15/28 (Call 11/15/27)	3,723	3,541,227
4.80%, 09/01/28 (Call 08/01/28)	2,025	1,997,837
5.00%, 01/11/28 (Call 12/11/27)	3,535	3,520,809
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	2,170	1,914,762
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)	2,082	2,041,031
5.55%, 01/15/28 (Call 12/15/27)	3,344	3,416,612
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)(a)	852	818,541
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	2,147	1,890,615
2.00%, 05/15/28 (Call 03/15/28)	1,365	1,217,925
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	1,866	1,785,850
4.15%, 12/01/28 (Call 09/01/28)(a)	1,781	1,744,253
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	1,542	1,350,414
Extra Space Storage LP, 5.70%, 04/01/28
(Call 03/01/28)(a)	2,120	2,167,466
Federal Realty OP LP, 5.38%, 05/01/28
(Call 04/01/28)(a)	1,090	1,101,151
GLP Capital LP/GLP Financing II Inc., 5.75%,
06/01/28 (Call 03/03/28)(a)	1,870	1,881,802
Healthpeak OP LLC, 2.13%, 12/01/28
(Call 10/01/28)	2,149	1,895,778
Highwoods Realty LP, 4.13%, 03/15/28
(Call 12/15/27)	1,164	1,087,164
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28 (Call 09/15/28)	2,485	2,201,379
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	1,527	1,469,899

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 1.90%, 03/01/28
(Call 01/01/28)	$1,639	$1,451,073
LXP Industrial Trust, 6.75%, 11/15/28
(Call 10/15/28)	1,010	1,053,805
Mid-America Apartments LP, 4.20%, 06/15/28
(Call 03/15/28)(a)	1,424	1,396,165
NNN REIT Inc., 4.30%, 10/15/28 (Call 07/15/28)	1,263	1,230,245
Omega Healthcare Investors Inc., 4.75%, 01/15/28
(Call 10/15/27)	2,233	2,166,003
Physicians Realty LP, 3.95%, 01/15/28
(Call 10/15/27)(a)	846	810,410
Piedmont Operating Partnership LP, 9.25%,
07/20/28 (Call 06/20/28)	1,580	1,682,326
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)(a)	1,295	1,256,319
4.00%, 09/15/28 (Call 06/15/28)	1,573	1,534,317
4.88%, 06/15/28 (Call 05/15/28)(a)	2,660	2,694,908
Public Storage Operating Co.
1.85%, 05/01/28 (Call 03/01/28)	2,303	2,070,535
1.95%, 11/09/28 (Call 09/09/28)	1,830	1,632,328
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	1,365	1,227,807
3.40%, 01/15/28 (Call 11/15/27)	2,301	2,186,543
3.65%, 01/15/28 (Call 10/15/27)	1,796	1,723,587
4.70%, 12/15/28 (Call 11/15/28)	1,395	1,392,986
Regency Centers LP, 4.13%, 03/15/28
(Call 12/15/27)	970	934,191
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	930	974,759
Rexford Industrial Realty LP, 5.00%, 06/15/28
(Call 05/15/28)(a)	905	909,100
Simon Property Group LP, 1.75%, 02/01/28
(Call 11/01/27)(a)	3,302	2,963,599
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28
(Call 07/14/28)	1,115	1,149,065
STORE Capital Corp., 4.50%, 03/15/28
(Call 12/15/27)(a)	1,245	1,171,794
Sun Communities Operating LP, 2.30%, 11/01/28
(Call 09/01/28)	1,842	1,621,836
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)(a)	945	892,436
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	2,077	1,996,801
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	4,030	3,949,493
Welltower OP LLC, 4.25%, 04/15/28 (Call 01/15/28)	3,025	2,961,456
		107,087,666
Retail — 3.3%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	1,648	1,426,808
AutoZone Inc.
4.50%, 02/01/28 (Call 01/01/28)	1,830	1,813,175
6.25%, 11/01/28 (Call 10/01/28)(a)	1,840	1,953,107
Best Buy Co. Inc., 4.45%, 10/01/28
(Call 07/01/28)(a)	1,911	1,899,837
Dollar General Corp.
4.13%, 05/01/28 (Call 02/01/28)(a)	1,638	1,600,845
5.20%, 07/05/28 (Call 06/05/28)(a)	2,129	2,162,594
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	4,625	4,513,695
Genuine Parts Co., 6.50%, 11/01/28 (Call 10/01/28)	1,365	1,451,351
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	1,425	1,246,112
1.50%, 09/15/28 (Call 07/15/28)	3,560	3,150,509
3.90%, 12/06/28 (Call 09/06/28)(a)	3,748	3,678,047

Security	Par (000)	Value

Retail (continued)
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	$3,823	$3,355,875
1.70%, 09/15/28 (Call 07/15/28)	3,786	3,344,523
McDonald's Corp.
3.80%, 04/01/28 (Call 01/01/28)	4,100	3,997,327
4.80%, 08/14/28 (Call 07/14/28)(a)	2,535	2,570,427
O'Reilly Automotive Inc., 4.35%, 06/01/28
(Call 03/01/28)(a)	1,912	1,894,071
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	2,336	2,246,144
4.00%, 11/15/28 (Call 08/15/28)(a)	3,085	3,024,007
TJX Cos. Inc. (The), 1.15%, 05/15/28
(Call 03/15/28)	1,821	1,596,360
Walmart Inc.
3.70%, 06/26/28 (Call 03/26/28)(a)	4,053	3,989,708
3.90%, 04/15/28 (Call 03/15/28)	1,862	1,843,363
		52,757,885
Semiconductors — 2.3%
Analog Devices Inc., 1.70%, 10/01/28
(Call 08/01/28)	2,695	2,389,517
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.50%, 01/15/28 (Call 10/15/27)	2,515	2,402,526
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	2,636	2,363,176
4.11%, 09/15/28 (Call 06/15/28)(a)	4,156	4,044,311
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,535	3,127,678
4.88%, 02/10/28 (Call 01/10/28)	5,995	6,068,253
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	2,493	2,257,346
4.88%, 06/22/28 (Call 03/22/28)(a)	1,665	1,661,240
Micron Technology Inc., 5.38%, 04/15/28
(Call 03/15/28)	2,265	2,304,379
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	4,610	4,131,242
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(a)	1,812	1,860,455
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	3,247	2,867,910
Texas Instruments Inc., 4.60%, 02/15/28
(Call 01/15/28)	2,307	2,332,119
		37,810,152
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28
(Call 06/16/28)(a)	1,976	1,742,440

Software — 2.7%
Concentrix Corp., 6.60%, 08/02/28
(Call 07/02/28)(a)	3,005	3,088,071
Fidelity National Information Services Inc., 1.65%,
03/01/28 (Call 01/01/28)(a)	2,736	2,448,459
Fiserv Inc.
4.20%, 10/01/28 (Call 07/01/28)	4,002	3,904,931
5.38%, 08/21/28 (Call 07/21/28)(a)	2,345	2,404,001
5.45%, 03/02/28 (Call 02/02/28)	2,595	2,662,161
Intuit Inc., 5.13%, 09/15/28 (Call 08/15/28)	3,410	3,501,457
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	6,499	5,898,244
4.50%, 05/06/28 (Call 04/06/28)(a)	2,665	2,651,963
Roper Technologies Inc., 4.20%, 09/15/28
(Call 06/15/28)	3,362	3,289,046
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	3,221	2,865,273

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.70%, 04/11/28 (Call 01/11/28)(a)	$5,185	$5,078,883
Take-Two Interactive Software Inc., 4.95%, 03/28/28
(Call 02/28/28)	2,880	2,900,800
VMware LLC, 1.80%, 08/15/28 (Call 06/15/28)(a)	2,864	2,512,817
		43,206,106
Telecommunications — 4.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	7,993	7,124,688
4.10%, 02/15/28 (Call 11/15/27)	6,220	6,084,808
British Telecommunications PLC, 5.13%, 12/04/28
(Call 09/24/28)(a)	2,775	2,814,170
Motorola Solutions Inc., 4.60%, 02/23/28
(Call 11/23/27)(a)	2,185	2,172,704
Sprint Capital Corp., 6.88%, 11/15/28	8,930	9,655,129
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	5,695	5,134,185
4.75%, 02/01/28 (Call 02/01/24)	4,310	4,291,075
4.80%, 07/15/28 (Call 06/15/28)	3,090	3,097,307
4.95%, 03/15/28 (Call 02/15/28)	3,095	3,118,362
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	9,604	8,683,705
4.33%, 09/21/28	13,814	13,611,648
Vodafone Group PLC, 4.38%, 05/30/28	3,755	3,749,135
		69,536,916
Transportation — 1.8%
Canadian National Railway Co., 6.90%, 07/15/28	1,594	1,746,329
Canadian Pacific Railway Co., 4.00%, 06/01/28
(Call 03/01/28)	2,118	2,064,527
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	2,351	2,287,948
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	3,240	3,164,993
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	1,933	1,845,078
4.20%, 10/17/28 (Call 07/17/28)	1,514	1,484,375
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	1,415	1,374,190
Norfolk Southern Corp., 3.80%, 08/01/28
(Call 05/01/28)	2,419	2,353,077
Ryder System Inc.
5.25%, 06/01/28 (Call 05/01/28)	2,315	2,353,993
5.65%, 03/01/28 (Call 02/01/28)(a)	1,820	1,873,853
6.30%, 12/01/28 (Call 11/01/28)	1,445	1,531,196
Union Pacific Corp., 3.95%, 09/10/28
(Call 06/10/28)	4,245	4,192,328
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	3,771	3,361,307
		29,633,194

Security	Par (000)	Value

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)(a)	$1,322	$1,251,299
4.55%, 11/07/28 (Call 08/07/28)	1,217	1,200,660
		2,451,959
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)	2,279	2,199,537
United Utilities PLC, 6.88%, 08/15/28(a)	1,191	1,280,908
		3,480,445

Total Long-Term Investments — 98.4%
(Cost: $1,591,810,073)		1,596,903,906

	Shares

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(d)(e)(f)	89,610,363	89,664,129
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(d)(e)	9,140,000	9,140,000

Total Short-Term Securities — 6.1%
(Cost: $98,771,200)		98,804,129

Total Investments — 104.5%
(Cost: $1,690,581,273)		1,695,708,035

Liabilities in Excess of Other Assets — (4.5)%		(73,545,875)

Net Assets — 100.0%		$1,622,162,160

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,215,095	$33,438,017	(a)	$—	$405	$10,612	$89,664,129	89,610,363	$61,194	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	6,480,000	(a)	—	—	—	9,140,000	9,140,000	57,437		—
					$405	$10,612	$98,804,129		$118,631		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,596,903,906	$—	$1,596,903,906
Short-Term Securities
Money Market Funds	98,804,129	—	—	98,804,129
	$98,804,129	$1,596,903,906	$—	$1,695,708,035

Portfolio Abbreviation

REIT	Real Estate Investment Trust